Description of Organization and Business Operations (Details Narrative) - USD ($)																						5 Months Ended	9 Months Ended	12 Months Ended
	Oct. 18, 2023	Sep. 30, 2023	Sep. 18, 2023	Aug. 18, 2023	Aug. 10, 2023	Jul. 13, 2023	Jun. 10, 2023	May 10, 2023	Apr. 10, 2023	Mar. 10, 2023	Feb. 10, 2023	Jan. 13, 2023	Dec. 31, 2022	Dec. 15, 2022	Nov. 18, 2022	Nov. 17, 2022	Aug. 01, 2022	Nov. 18, 2021	Nov. 16, 2021	Sep. 07, 2021	Sep. 07, 2021	Dec. 31, 2021	Sep. 30, 2023	Dec. 31, 2022	Mar. 23, 2023	Nov. 16, 2022
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued in transaction																				2,862,500	2,862,500
Proceeds from issuance initial public offering		$ 111,444,250											$ 111,444,250
Gross proceeds from private placement		5,280,750											5,280,750									$ 5,280,750
Proceeds from stock offering and private placements																		$ 116,725,000
Cash		86,944											47,789									715,727	$ 86,944	$ 47,789
Working capital		$ 2,007,327											$ 723,893										$ 2,007,327	$ 723,893
Minimum market value net asset held in trust account, percentage		80.00%											80.00%										80.00%	80.00%
Minimum post-business combination ownership		50.00%											50.00%										50.00%	50.00%
Redeeming, shares		20.00%											20.00%										20.00%	20.00%
Business combination redeem percent		100.00%											100.00%										100.00%	100.00%
Number shares issued service value																						25,000	$ 25,000	$ 25,000
Number of shares issued																							9,604,519
Shares price		$ 10.00											$ 10.00										$ 10.00	$ 10.00
Shares value																						115,000,000	$ 98,062,139
Asset, Held-in-Trust		$ 13,613,146											$ 19,706,540										13,613,146	$ 19,706,540
Trust Account balance		13,613,146											19,535,946									$ 116,726,349	13,613,146	19,535,946
Working capital loan outstanding		334,557											0										334,557	0
Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Shares price					$ 10.00
Share Holders [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Asset, Held-in-Trust													$ 19,535,946											$ 19,535,946
Trust Account balance		13,613,146																					13,613,146
Share Holders [Member] | Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Trust Account balance		$ 13,613,146																					$ 13,613,146
Share Holders [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Asset, Held-in-Trust																									$ 20,011,014.13
Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Purchase agreement and selling shareholders consideration description																	(i) One Billion Three Hundred and Eighty Million U.S. Dollars ($1,380,000,000), minus (ii) the amount, if any, by which $30,000 (i.e., the target net working capital amount) exceeds the Net Working Capital Amount (but not less than zero) (as defined in the Share Purchase Agreement), minus (iii) the Closing Net Indebtedness amount (as defined in the Share Purchase Agreement), minus (iv) the amount of any Transaction Expenses (as defined in the Share Purchase Agreement), divided by ten dollars ($10.00).
Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business combination redeem percent		100.00%			100.00%								100.00%										100.00%	100.00%		100.00%
Number of shares issued			1,126,932	1,126,932			1,895,481	1,895,481	1,895,481	1,895,481	1,895,481	1,895,481		1,895,481	1,126,932	1,895,481							678,549
Shares price		$ 11.02																					$ 11.02
Shares value			$ 54,762	$ 54,762			$ 85,297	$ 85,297	$ 85,297	$ 85,297	$ 85,297	$ 85,297		$ 85,297	$ 54,762	$ 85,297							$ 7,476,716
Ordinary shares par value		0.0001	$ 0.045	$ 0.045			$ 0.045	$ 0.045	$ 0.045	$ 0.045	$ 0.045	$ 0.045	$ 0.0001	$ 0.045	$ 0.045	$ 0.045						$ 0.0001	$ 0.0001	$ 0.0001
Common Class A [Member] | Common Stock [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number shares issued service value
Number of shares issued																						11,500,000
Shares value																						$ 1,150
Common Class A [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Business combination redeem percent					100.00%
Number of shares issued	1,216,932					1,895,481				1,895,481	1,895,481	1,895,481
Shares value	$ 54,761.94					$ 85,297				$ 85,297	$ 85,297	$ 85,297
Ordinary shares par value	$ 0.045					$ 0.045				$ 0.045	$ 0.045	$ 0.045
Common Class A [Member] | Share Holders [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued																							1,216,932	9,604,519
Shares price		10.21											10.21										$ 10.21	$ 10.21
Shares value																								$ 98,062,139
Common Class A [Member] | Share Holders [Member] | Subsequent Event [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued					678,549
Shares price					$ 10.95
Shares value					$ 7,430,111.55
Common Class A [Member] | Purchase Agreement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number shares issued service value																	$ 1,380,000,000
Payments to suppliers																	$ 30,000
IPO [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued in transaction																			10,000,000
Sale of Stock, Price Per Share		10.15											$ 10.10						$ 10.00				$ 10.15	$ 10.10
Proceeds from issuance initial public offering																			$ 100,000,000
Payments of stock issuance costs																			8,304,871
Payments for underwriting expense																			$ 4,025,000
Cash held outside of trust account																		$ 1,002,730
IPO [Member] | Common Class A [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued in transaction																							10,000,000	10,000,000
Sale of Stock, Price Per Share		10.00																				$ 10.00	$ 10.00
Proceeds from issuance initial public offering													$ 100,000,000										$ 100,000,000
Ordinary shares par value		$ 0.0001											$ 0.0001										$ 0.0001	$ 0.0001
Over-Allotment Option [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued in transaction																		1,500,000	1,500,000
Sale of Stock, Price Per Share																		$ 10.00
Gross proceeds from sale of options																		$ 15,000,000
Private Placement [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Number of shares issued in transaction																		52,500	475,575
Sale of Stock, Price Per Share																		$ 10.00	$ 10.00
Gross proceeds from private placement																		$ 5,280,750	$ 4,755,750